Concentration of major customers and suppliers - Advance to suppliers (Details) - Accounts Payable [Member] - Supplier Concentration Risk [Member] - customer	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Concentration Risk [Line Items]
Number of supplier	4	4
Supplier one
Concentration Risk [Line Items]
Concentration risk percentage	27.00%	40.00%
Supplier two
Concentration Risk [Line Items]
Concentration risk percentage	18.00%	15.00%
Supplier three
Concentration Risk [Line Items]
Concentration risk percentage	17.00%	15.00%
Supplier four
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	15.00%